Annual Total Returns (Bar Chart) - International Value Trust (International Value Trust, Series I, International Value Trust)	12 Months Ended
May 01, 2011
International Value Trust | Series I, International Value Trust
Bar Chart Table:
2001	(9.97%)
2002	(17.84%)
2003	44.86%
2004	21.54%
2005	10.54%
2006	29.59%
2007	9.53%
2008	(42.67%)
2009	35.77%
2010	7.98%